Aggregate Notional Principal Amounts of Bank's Outstanding Forward Exchange and Derivative Contracts (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Derivatives, Fair Value [Line Items]
Notional	₨ 8,580,508.8	$ 117,316.3	₨ 10,230,668.8
Gross Assets	84,406.7	1,154.0	190,537.6
Gross Liabilities	81,880.0	1,119.5	184,783.0
Net Fair Value	2,526.7	34.5	5,754.6
Interest rate derivatives
Derivatives, Fair Value [Line Items]
Notional	3,155,410.2	43,142.1	3,644,495.8
Gross Assets	32,217.2		49,876.8
Gross Liabilities	33,894.0		51,976.9
Net Fair Value	(1,676.8)	(22.9)	(2,100.1)
Forward rate agreements
Derivatives, Fair Value [Line Items]
Notional	20,887.8	285.6	0.0
Gross Assets	270.0		0.0
Gross Liabilities	64.1		0.0
Net Fair Value	205.9	2.8	0.0
Currency options
Derivatives, Fair Value [Line Items]
Notional	202,402.7	2,767.3	304,252.4
Gross Assets	1,078.7		3,034.4
Gross Liabilities	1,510.7		4,342.0
Net Fair Value	(432.0)	(5.9)	(1,307.6)
Currency swaps
Derivatives, Fair Value [Line Items]
Notional	237,081.5	3,241.5	202,725.6
Gross Assets	8,126.4		12,396.0
Gross Liabilities	4,940.8		6,592.1
Net Fair Value	3,185.6	43.6	5,803.9
Forward exchange contracts
Derivatives, Fair Value [Line Items]
Notional	4,964,726.6	67,879.8	6,079,195.0
Gross Assets	42,714.4		125,230.4
Gross Liabilities	41,470.4		121,872.0
Net Fair Value	₨ 1,244.0	$ 16.9	₨ 3,358.4